Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of Management and directors' key management compensation transactions

	Management		Share-based
	Compensation	Directors’ fees	payments	Total
	$	$	$	$
Year ended December 31, 2023
Directors and officers	974,240	182,675	77,779	1,234,694

Year ended December 31, 2024
Directors and officers	815,935	172,229	85,680	1,073,845

Year ended December 31, 2025
Directors and officers	731,718	215,568	14,559	961,845